UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2012

TOPSTM Aggressive Growth ETF Portfolio

TOPSTM Balanced ETF Portfolio

TOPSTM Capital Preservation ETF Portfolio

TOPSTM Growth ETF Portfolio

TOPSTM Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

The steady stock market gains of the first quarter now seem a distant memory, as the volatility that plagued investors over the past few years returned with a vengeance this spring. After gaining 12.6% for the first quarter, the S&P 500 fell 6.6% in April-May and, despite rallying in June, finished the second quarter down 2.8%. Year to date returns are still favorable, as the S&P 500 returned +9.5%. Smaller and mid-sized companies trailed, but still reported solid +8% to +9% gains. Valuations remain favorable even as earnings growth is slowing, so we remain optimistic about domestic stocks in the long term.

Each TOPS portfolio is strategically designed to optimize risk adjusted return for investors, as they are well diversified with exposure to as many as 25 distinct global asset classes. As long as investors remain fearful of a double-dip recession or worse, US large capitalization stocks are likely to outperform their smaller counterparts. However, the stock returns for smaller companies have historically exceeded larger companies in the long term, albeit with greater price volatility (risk). The TOPS portfolios have benefitted from this return/risk tradeoff over time, but the models will tend to lag behind the S&P 500 when it is the clear market leader, as it has been over the past year. Despite the many crosscurrents in global economies and financial markets, each of the TOPS portfolios has delivered favorable results year to date with less risk than the market overall.

TOPS diversification includes international stocks and those investments have detracted from portfolio returns this year. European policymakers have been slow to address the need to fund undercapitalized banks and are forcing fiscal austerity upon many European countries. Consumer and business confidence, and therefore spending, has deteriorated. These factors, along with earnings worries and weakening currencies, have contributed to an expected recession in Europe and poor returns for the EAFE international index. In US Dollars, EAFE returned -7.1% in Q2 and is up only 3% year to date. Notably, the currency effect detracted about 1.5% from returns in both periods. TOPS portfolios also have modest exposures to emerging market stocks which have been extremely volatile this year, declining 8.9% in the second quarter, but gaining 3.9% for the first half overall.

Most TOPS portfolios use fixed income ETFs to smooth out volatility and provide income over time. This strategy has worked very well over the past five years, during which the Barclays Aggregate Bond Index strongly outperformed equities with lower volatility. The interest rate suppression tactics of the Federal Reserve and the flight of investors to safety into US Treasury bonds have combined to push interest rates to historic low levels. It is important to remember bond prices rise as yields fall and vice-versa. While the TOPS portfolios have benefited from rising bond prices over the past few years, there is a risk that rising interest rates in the coming years could lead to reductions in bond prices. The portfolio management team always evaluates opportunities for higher income against the risk of holding longer term bonds. Where the risk of interest rate sensitivity outweighs the current yields, the portfolios are being adjusted by strategically selling longer term bond ETFs in favor of shorter term holdings.

As leaders of one of the largest and longest running ETF portfolio management programs in the country, the TOPS portfolio management team draws upon nearly 100 years of combined portfolio management experience to navigate global markets. The TOPS portfolios are continuously monitored and strategically managed to optimize the risk and return tradeoff of investing in these challenging and volatile times. Given the difficulty of predicting which asset classes may lead others in the short term, a disciplined approach through diversified portfolios has historically provided the best results in maximizing returns for a chosen level of risk.

Sincerely,

ValMark Advisers, Inc.

The Portfolios are Investment vehicles for variable annuity contracts. All Performance figures for the Portfolios do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

1088-NLD-7/19/2012

TOPSTM Aggressive Growth ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
Aggressive Growth ETF Portfolio
Class 1	6.46%	(5.43)%	(6.58)%
Class 2	6.35%	(5.64)%	(6.75)%
S&P 500 Total Return Index	9.49%	5.45%	3.21%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Equity Funds			98.0%
Other/Cash & Cash Equivalents			2.0%
			100.0%

TOPSTM Balanced ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
Balanced ETF Portfolio
Class 1	4.91%	1.11%	0.34%
Class 2	4.50%	0.71%	(0.08)%
S&P 500 Total Return Index	9.49%	5.45%	3.21%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Debt Funds			47.9%
Equity Funds			50.0%
Other/Cash & Cash Equivalents			2.1%
			100.0%

TOPSTM Capital Preservation ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
Capital Preservation ETF Portfolio
Class 1	4.84%	3.80%	3.30%
Class 2	4.85%	3.70%	3.22%
S&P 500 Total Return Index	9.49%	5.45%	3.21%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Debt Funds			67.9%
Equity Funds			30.1%
Other/Cash & Cash Equivalents			2.0%
			100.0%

TOPSTM Growth ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
Growth ETF Portfolio
Class 1	6.22%	4.49%	2.03%
Class 2	6.16%	3.78%	1.44%
S&P 500 Total Return Index	9.49%	5.45%	3.21%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Debt Funds			12.9%
Equity Funds			85.1%
Other/Cash & Cash Equivalents			2.0%
			100.0%

TOPSTM Moderate Growth ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
Moderate Growth ETF Portfolio
Class 1	6.22%	(1.32)%	(2.30)%
Class 2	6.12%	(1.52)%	(2.47)%
S&P 500 Total Return Index	9.49%	5.45%	3.21%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Debt Funds			32.9%
Equity Funds			65.1%
Other/Cash & Cash Equivalents			2.0%
			100.0%

TOPSTM Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
111	Guggenheim Timber ETF	$ 1,866
23	iShares MSCI Brazil Index Fund	1,192
189	iShares S&P 500 Growth Index Fund	13,893
178	iShares S&P 500 Value Index Fund	11,086
157	iShares S&P MidCap 400 Index Fund	14,778
216	iShares S&P SmallCap 600 Index Fund	15,826
51	SPDR Dow Jones International Real Estate ETF	1,876
26	SPDR Dow Jones REIT ETF	1,895
20	SPDR S&P China ETF	1,274
39	SPDR S&P Global Natural Resources ETF	1,856
407	Vanguard FTSE All-World ex-US ETF	16,679
34	Vanguard FTSE All-World ex-US Small-Cap ETF	2,767
116	Vanguard MSCI Emerging Markets ETF	4,634
71	WisdomTree India Earnings Fund	1,223

	TOTAL EXCHANGE TRADED FUNDS (Cost - $92,769)	90,845

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
1,910	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $1,910)	1,910

	TOTAL INVESTMENTS - 100.1% (Cost - $94,679) (b)	$ 92,755
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.1)%	(63)
	TOTAL NET ASSETS - 100.0%	$ 92,692

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 913
	Unrealized depreciation:	(2,837)
	Net unrealized depreciation:	$ (1,924)

See accompanying notes to financial statements.

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 47.9%
240	iShares Barclays 3-7 Year Treasury Bond Fund	$ 29,520
529	iShares Barclays TIPS Bond Fund	63,321
232	iShares iBoxx $ High Yield Corporate Bond Fund	21,163
251	iShares iBoxx Investment Grade Corporate Bond Fund	29,533
346	PowerShares Senior Loan Portfolio	8,435
553	SPDR Barclays Capital Short Term Corporate Bond ETF	16,839
428	SPDR DB International Government Inflation-Protected Bond ETF	25,201
167	WisdomTree Emerging Markets Local Debt Fund	8,454
		202,466
	EQUITY FUNDS - 50.0%
252	Guggenheim Timber ETF	4,236
57	iShares MSCI Brazil Index Fund	2,953
403	iShares S&P 500 Growth Index Fund	29,625
612	iShares S&P 500 Value Index Fund	38,115
269	iShares S&P MidCap 400 Index Fund	25,321
231	iShares S&P SmallCap 600 Index Fund	16,925
346	SPDR Dow Jones International Real Estate ETF	12,726
175	SPDR Dow Jones REIT ETF	12,756
46	SPDR S&P China ETF	2,930
89	SPDR S&P Global Natural Resources ETF	4,234
44	Vanguard Energy ETF	4,281
825	Vanguard FTSE All-World ex-US ETF	33,808
104	Vanguard FTSE All-World ex-US Small-Cap ETF	8,464
55	Vanguard Materials ETF	4,276
213	Vanguard MSCI Emerging Markets ETF	8,509
148	WisdomTree India Earnings Fund	2,550
		211,709
	TOTAL EXCHANGE TRADED FUNDS (Cost - $424,131)	414,175

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
9,466	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $9,466)	9,466

	TOTAL INVESTMENTS - 100.1% (Cost - $433,597) (b)	$ 423,641
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.1)%	(331)
	TOTAL NET ASSETS - 100.0%	$ 423,310

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,077
	Unrealized depreciation:	(12,033)
	Net unrealized depreciation:	$ (9,956)

See accompanying notes to financial statements.

TOPSTM Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.9%
231	iShares Barclays 1-3 Year Treasury Bond Fund	$ 19,489
227	iShares Barclays 3-7 Year Treasury Bond Fund	27,921
419	iShares Barclays TIPS Bond Fund	50,154
122	iShares iBoxx $ High Yield Corporate Bond Fund	11,129
284	iShares iBoxx Investment Grade Corporate Bond Fund	33,415
228	PowerShares Senior Loan Portfolio	5,559
548	SPDR Barclays Capital Short Term Corporate Bond ETF	16,687
330	SPDR DB International Government Inflation-Protected Bond ETF	19,430
110	WisdomTree Emerging Markets Local Debt Fund	5,568
		189,352
	EQUITY FUNDS - 30.1%
190	iShares S&P 500 Growth Index Fund	13,967
315	iShares S&P 500 Value Index Fund	19,618
119	iShares S&P MidCap 400 Index Fund	11,201
76	iShares S&P SmallCap 600 Index Fund	5,569
152	SPDR Dow Jones International Real Estate ETF	5,591
77	SPDR Dow Jones REIT ETF	5,613
118	SPDR S&P Global Natural Resources ETF	5,614
341	Vanguard FTSE All-World ex-US ETF	13,974
34	Vanguard FTSE All-World ex-US Small-Cap ETF	2,767
		83,914
	TOTAL EXCHANGE TRADED FUNDS (Cost - $271,757)	273,266

	SHORT-TERM INVESTMENT - 12.2%
	MONEY MARKET FUND - 12.2%
33,953	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $33,953)	33,953

	TOTAL INVESTMENTS - 110.2% (Cost - $305,710) (b)	$ 307,219
	OTHER LIABILITIES IN EXCESS OF ASSETS - (10.2)%	(28,439)
	TOTAL NET ASSETS - 100.0%	$ 278,780

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,678
	Unrealized depreciation:	(169)
	Net unrealized appreciation:	$ 1,509

See accompanying notes to financial statements.

TOPSTM Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.9%
245	iShares Barclays TIPS Bond Fund	$ 29,327
214	iShares iBoxx $ High Yield Corporate Bond Fund	19,521
290	WisdomTree Emerging Markets Local Debt Fund	14,680
		63,528
	EQUITY FUNDS - 85.1%
585	Guggenheim Timber ETF	9,834
95	iShares MSCI Brazil Index Fund	4,921
868	iShares S&P 500 Growth Index Fund	63,807
789	iShares S&P 500 Value Index Fund	49,139
625	iShares S&P MidCap 400 Index Fund	58,831
871	iShares S&P SmallCap 600 Index Fund	63,818
401	SPDR Dow Jones International Real Estate ETF	14,749
135	SPDR Dow Jones REIT ETF	9,840
77	SPDR S&P China ETF	4,905
310	SPDR S&P Global Natural Resources ETF	14,749
51	Vanguard Energy ETF	4,962
2,032	Vanguard FTSE All-World ex-US ETF	83,271
121	Vanguard FTSE All-World ex-US Small-Cap ETF	9,847
63	Vanguard Materials ETF	4,898
370	Vanguard MSCI Emerging Markets ETF	14,780
286	WisdomTree India Earnings Fund	4,928
		417,279
	TOTAL EXCHANGE TRADED FUNDS (Cost - $476,121)	480,807

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
10,624	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $10,624)	10,624

	TOTAL INVESTMENTS - 100.2% (Cost - $486,745) (b)	$ 491,431
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.2)%	(1,062)
	TOTAL NET ASSETS - 100.0%	$ 490,369

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 12,069
	Unrealized depreciation:	(7,383)
	Net unrealized appreciation:	$ 4,686

See accompanying notes to financial statements.

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
612	iShares Barclays TIPS Bond Fund	$ 73,256
401	iShares iBoxx $ High Yield Corporate Bond Fund	36,579
435	iShares iBoxx Investment Grade Corporate Bond Fund	51,182
600	PowerShares Senior Loan Portfolio	14,628
720	SPDR Barclays Capital Short Term Corporate Bond ETF	21,924
495	SPDR DB International Government Inflation-Protected Bond ETF	29,146
290	WisdomTree Emerging Markets Local Debt Fund	14,680
		241,395
	EQUITY FUNDS - 65.1%
876	Guggenheim Timber ETF	14,725
100	iShares MSCI Brazil Index Fund	5,180
1,000	iShares S&P 500 Growth Index Fund	73,510
945	iShares S&P 500 Value Index Fund	58,855
781	iShares S&P MidCap 400 Index Fund	73,515
803	iShares S&P SmallCap 600 Index Fund	58,836
600	SPDR Dow Jones International Real Estate ETF	22,068
202	SPDR Dow Jones REIT ETF	14,724
81	SPDR S&P China ETF	5,160
309	SPDR S&P Global Natural Resources ETF	14,701
76	Vanguard Energy ETF	7,394
2,149	Vanguard FTSE All-World ex-US ETF	88,066
180	Vanguard FTSE All-World ex-US Small-Cap ETF	14,648
94	Vanguard Materials ETF	7,309
369	Vanguard MSCI Emerging Markets ETF	14,742
256	WisdomTree India Earnings Fund	4,411
		477,844
	TOTAL EXCHANGE TRADED FUNDS (Cost - $710,209)	719,239

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
16,620	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $16,620)	16,620

	TOTAL INVESTMENTS - 100.3% (Cost - $726,829) (b)	$ 735,859
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.3)%	(2,079)
	TOTAL NET ASSETS - 100.0%	$ 733,780

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 17,303
	Unrealized depreciation:	(8,273)
	Net unrealized appreciation:	$ 9,030

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
Assets:	ETF Portfolio	Portfolio	ETF Portfolio
Investments in securities, at cost	$ 94,679	$ 433,597	$ 305,710
Investments in securities, at value	$ 92,755	$ 423,641	$ 307,219
Receivable for securities sold	156	4,290	-
Interest and dividends receivable	-	1	2
Receivable for fund shares sold	17	819	-
Total Assets	92,928	428,751	307,221
Liabilities:
Payable for securities purchased	212	5,356	28,329
Payable for fund shares redeemed	-	-	47
Accrued investment advisory fees	7	33	16
Administrative service fees payable	7	33	16
Accrued distribution (12b-1) fees	10	19	33
Total Liabilities	236	5,441	28,441
Net Assets	$ 92,692	$ 423,310	$ 278,780

Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 95,316	$ 456,467	$ 275,211
Undistributed net investment income	1,126	6,848	1,960
Accumulated net realized gain (loss)
on investments	(1,826)	(30,049)	100
Net unrealized appreciation (depreciation)
on investments	(1,924)	(9,956)	1,509
Net Assets	$ 92,692	$ 423,310	$ 278,780

Class 1 Shares:
Net assets	$ 36,890	$ 321,377	$ 41,562
Total shares outstanding at end of period	3,996	32,015	3,999

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.23	$ 10.04	$ 10.39

Class 2 Shares:
Net assets	$ 55,802	$ 101,933	$ 237,218
Total shares outstanding at end of period	6,058	10,203	22,864

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 9.21	$ 9.99	$ 10.38

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2012 (Unaudited)

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$ 486,745	$ 726,829
Investments in securities, at value	$ 491,431	$ 735,859
Receivable for securities sold	1,902	6,217
Interest and dividends receivable	1	-
Receivable for fund shares sold	11	19
Total Assets	493,345	742,095
Liabilities:
Payable for securities purchased	2,841	8,144
Payable for fund shares redeemed	24	20
Accrued investment advisory fees	37	56
Administrative service fees payable	37	56
Accrued distribution (12b-1) fees	37	39
Total Liabilities	2,976	8,315
Net Assets	$ 490,369	$ 733,780

Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 486,480	$ 713,330
Undistributed net investment income	5,502	10,661
Accumulated net realized gain (loss)
on investments	(6,299)	759
Net unrealized appreciation
on investments	4,686	9,030
Net Assets	$ 490,369	$ 733,780

Class 1 Shares:
Net assets	$ 299,691	$ 529,846
Total shares outstanding at end of period	29,257	54,463

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.24	$ 9.73

Class 2 Shares:
Net assets	$ 190,678	$ 203,934
Total shares outstanding at end of period	18,751	20,999

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.17	$ 9.71

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations
For the Period Ending June 30, 2012

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 472	$ 6,764	$ 1,020
Interest income	2	16	4
Total Investment Income	474	6,780	1,024
Expenses:
Investment advisory fees	36	316	46
Administrative service fees	36	315	46
Distribution fees (12b-1) - Class 2 Shares	45	574	66
Total expenses	117	1,205	158
Net Investment Income	357	5,575	866
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,570)	(29,893)	849
Total net realized gain (loss)	(1,570)	(29,893)	849
Net change in unrealized
appreciation (depreciation) on investments	3,727	(7,970)	2,535
Net Realized and Unrealized Gain
(Loss) on Investments	2,157	(37,863)	3,384
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 2,514	$ (32,288)	$ 4,250

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations (Continued)
For the Period Ending June 30, 2012

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 3,469	$ 6,128
Interest income	6	6
Total Investment Income	3,475	6,134
Expenses:
Investment advisory fees	190	318
Administrative service fees	190	317
Distribution fees (12b-1) - Class 2 Shares	151	141
Total expenses	531	776
Net Investment Income	2,944	5,358
Net Realized and Unrealized
Gain on Investments:
Net realized gain on investments	1,191	1,022
Total net realized gain	1,191	1,022
Net change in unrealized
appreciation (depreciation) on investments	302	22,023
Net Realized and Unrealized Gain
on Investments	1,493	23,045
Net Increase in Net Assets
Resulting from Operations	$ 4,437	$ 28,403

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2012(Unaudited)	December 31, 2011(a)	June 30, 2012(Unaudited)	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 357	$ 769	$ 5,575	$ 1,273
Net realized loss on investments	(1,570)	(256)	(29,893)	(160)
Distributions of realized gains
by underlying investment companies	-	-	-	4
Net change in unrealized appreciation
(depreciation) on investments	3,727	(5,651)	(7,970)	(1,986)
Net increase (decrease) in net assets
resulting from operations	2,514	(5,138)	(32,288)	(869)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	39,990	289,407	39,990
Class 2	56,710	16,598	971,982	45,824
Cost of shares redeemed
Class 1	(30)	-	-	-
Class 2	(17,074)	(878)	(890,146)	(590)
Net increase in net assets from share
transactions of beneficial interest	39,606	55,710	371,243	85,224
Total increase in net assets	42,120	50,572	338,955	84,355

Net Assets:
Beginning of period	50,572	-	84,355	-
End of period	$ 92,692	$ 50,572	$ 423,310	$ 84,355
Undistributed net investment income
at end of period	$ 1,126	$ 769	$ 6,848	$ 1,273

SHARES ACTIVITY
Class 1
Shares Sold	-	3,999	28,016	3,999
Shares Redeemed	(3)	-	-	-
Net increase (decrease) in shares of
beneficial interest outstanding	(3)	3,999	28,016	3,999

Class 2
Shares Sold	6,089	1,941	95,092	4,882
Shares Redeemed	(1,869)	(103)	(89,709)	(62)
Net increase in shares of beneficial
interest outstanding	4,220	1,838	5,383	4,820

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio

	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2012(Unaudited)	December 31, 2011(a)	June 30, 2012(Unaudited)	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 866	$ 1,094	$ 2,944	$ 2,558
Net realized gain (loss) on investments	849	(753)	1,191	(7,491)
Net payments by affiliates and net
realized loss from trade errors (Note 5)	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	4	-	1
Net change in unrealized appreciation
(depreciation) on investments	2,535	(1,026)	302	4,384
Net increase (decrease) in net assets
resulting from operations	4,250	(681)	4,437	(548)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	39,990	149,950	309,753
Class 2	313,080	34,947	168,293	47,858
Cost of shares redeemed
Class 1	-	-	(152)	(163,771)
Class 2	(92,795)	(20,011)	(20,189)	(5,262)
Net increase in net assets from share
transactions of beneficial interest	220,285	54,926	297,902	188,578
Total increase in net assets	224,535	54,245	302,339	188,030

Net Assets:
Beginning of period	54,245	-	188,030	-
End of period	$ 278,780	$ 54,245	$ 490,369	$ 188,030
Undistributed net investment income
at end of period	$ 1,960	$ 1,094	$ 5,502	$ 2,558

SHARES ACTIVITY
Class 1
Shares Sold	-	3,999	14,308	33,722
Shares Redeemed	-	-	(14)	(18,759)
Net increase in shares of beneficial
interest outstanding	-	3,999	14,294	14,963

Class 2
Shares Sold	30,394	3,494	16,175	5,139
Shares Redeemed	(9,005)	(2,019)	(1,996)	(567)
Net increase in shares of beneficial
interest outstanding	21,389	1,475	14,179	4,572

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 5,358	$ 5,303
Net realized gain (loss) on investments	1,022	(285)
Distributions of realized gains
by underlying investment companies	-	22
Net change in unrealized appreciation
(depreciation) on investments	22,023	(12,993)
Net increase (decrease) in net assets
resulting from operations	28,403	(7,953)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	506,940
Class 2	222,525	14,561
Cost of shares redeemed
Class 1	(150)	(20)
Class 2	(30,033)	(493)
Net increase in net assets from share
transactions of beneficial interest	192,342	520,988
Total increase in net assets	220,745	513,035

Net Assets:
Beginning of period	513,035	-
End of period	$ 733,780	$ 513,035
Undistributed net investment income
at end of period	$ 10,661	$ 5,303

SHARES ACTIVITY
Class 1
Shares Sold	-	54,480
Shares Redeemed	(15)	(2)
Net increase (decrease) in shares of
beneficial interest outstanding	(15)	54,478

Class 2
Shares Sold	22,511	1,607
Shares Redeemed	(3,064)	(55)
Net increase in shares of beneficial
interest outstanding	19,447	1,552

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Period Ending	Period Ending
	June 30, 2012	December 31,
	(Unaudited)	2011(a)

Net asset value, beginning of period	$ 8.67	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.05	0.14
Net realized and unrealized gain
(loss) on investments	0.51	(1.47)
Total income (loss) from
investment operations	0.56	(1.33)

Net asset value, end of period	$ 9.23	$ 8.67

Total return (d)	6.46%	(13.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 37	$ 35
Ratio of expenses to
average net assets (e) (f)	0.20%	0.20%
Ratio of net investment income to
average net assets (c) (e) (f)	0.98%	2.34%
Portfolio turnover rate (g)	23%	7%

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending	Period Ending
	June 30, 2012	December 31,
	(Unaudited)	2011(a)

Net asset value, beginning of period	$ 8.66	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.05	0.35
Net realized and unrealized gain
(loss) on investments	0.50	(1.69)
Total income (loss) from
investment operations	0.55	(1.34)

Net asset value, end of period	$ 9.21	$ 8.66

Total return (d)	6.35%	(13.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 56	$ 16
Ratio of expenses to
average net assets (e) (f)	0.45%	0.45%
Ratio of net investment income to
average net assets (c) (e) (f)	0.98%	5.93%
Portfolio turnover rate (g)	23%	7%

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Period Ending	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.57	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.10	0.24
Net realized and unrealized gain
(loss) on investments	0.37	(0.67)
Total income (loss) from
investment operations	0.47	(0.43)

Net asset value, end of period	$ 10.04	$ 9.57

Total return (d)	4.91%	(4.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 321	$ 38
Ratio of expenses to
average net assets (e) (f)	0.20%	0.20%
Ratio of net investment income to
average net assets (c) (e) (f)	1.99%	3.66%
Portfolio turnover rate (g)	163%	16%

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.56	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.67
Net realized and unrealized gain
(loss) on investments	0.35	(1.11)
Total income (loss) from
investment operations	0.43	(0.44)

Net asset value, end of period	$ 9.99	$ 9.56

Total return (d)	4.50%	(4.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 102	$ 46
Ratio of expenses to
average net assets (e) (f)	0.45%	0.45%
Ratio of net investment income to
average net assets (c) (e) (f)	1.65%	10.25%
Portfolio turnover rate (g)	163%	16%

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.91	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09	0.24
Net realized and unrealized gain
(loss) on investments	0.39	(0.33)
Total income (loss) from
investment operations	0.48	(0.09)

Net asset value, end of period	$ 10.39	$ 9.91

Total return (d)	4.84%	(0.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 42	$ 40
Ratio of expenses to
average net assets (e) (f)	0.20%	0.20%
Ratio of net investment income to
average net assets (c) (e) (f)	1.78%	3.54%
Portfolio turnover rate (g)	103%	52%

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.10	0.26
Net realized and unrealized gain
(loss) on investments	0.38	(0.36)
Total income (loss) from
investment operations	0.48	(0.10)

Net asset value, end of period	$ 10.38	$ 9.90

Total return (d)	4.85%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 237	$ 15
Ratio of expenses to
average net assets (e) (f)	0.45%	0.45%
Ratio of net investment income to
average net assets (c) (e) (f)	1.87%	3.73%
Portfolio turnover rate (g)	103%	52%

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.64	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.24
Net realized and unrealized gain
(loss) on investments	0.52	(1.34)
Total income (loss) from
investment operations	0.60	(1.10)

Payments by affiliates	-	0.74

Net asset value, end of period	$ 10.24	$ 9.64

Total return (d) (h)	6.22%	(3.60)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 300	$ 144
Ratio of expenses to
average net assets (e) (f)	0.20%	0.20%
Ratio of net investment income to
average net assets (c) (e) (f)	1.55%	3.86%
Portfolio turnover rate (g)	10%	180%

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 4.19% and 0.50% of the total return of Class 1 and Class 2, respectively, consists of a voluntary reimbursement by the Advisor for a net realized loss on a trading error.
Excluding this item, total return would have been (7.79)% and (4.70)% for Class 1 and Class 2, respectively.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.58	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.46
Net realized and unrealized gain
(loss) on investments	0.51	(1.09)
Total income (loss) from
investment operations	0.59	(0.63)

Payments by affiliates	-	0.21

Net asset value, end of period	$ 10.17	$ 9.58

Total return (d) (h)	6.16%	(4.20)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 191	$ 44
Ratio of expenses to
average net assets (e) (f)	0.45%	0.45%
Ratio of net investment income to
average net assets (c) (e) (f)	1.52%	7.02%
Portfolio turnover rate (g)	10%	180%

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 4.19% and 0.50% of the total return of Class 1 and Class 2, respectively, consists of a voluntary reimbursement by the Advisor for a net realized loss on a trading error.
Excluding this item, total return would have been (7.79)% and (4.70)% for Class 1 and Class 2, respectively.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.16	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.56
Net realized and unrealized gain
(loss) on investments	0.49	(1.40)
Total income (loss) from
investment operations	0.57	(0.84)

Net asset value, end of period	$ 9.73	$ 9.16

Total return (d)	6.22%	(8.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 530	$ 499
Ratio of expenses to
average net assets (e) (f)	0.20%	0.20%
Ratio of net investment income to
average net assets (c) (e) (f)	1.64%	8.56%
Portfolio turnover rate (g)	12%	9%

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.15	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09	0.60
Net realized and unrealized gain
(loss) on investments	0.47	(1.45)
Total income (loss) from
investment operations	0.56	(0.85)

Net asset value, end of period	$ 9.71	$ 9.15

Total return (d)	6.12%	(8.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 204	$ 14
Ratio of expenses to
average net assets (e) (f)	0.45%	0.45%
Ratio of net investment income to
average net assets (c) (e) (f)	1.86%	9.63%
Portfolio turnover rate (g)	12%	9%

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

ORGANIZATION

The TOPSTM ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Capital Preservation ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares.  Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,845	$ -	$ -	$ 90,845
Short-Term Investments	1,910	-	-	1,910
Total	$ 92,755	$ -	$ -	$ 92,755

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 202,466	$ -	$ -	$ 202,466
Equity Funds	211,709	-	-	211,709
Short-Term Investments	9,466	-	-	9,466
Total	$ 423,641	$ -	$ -	$ 423,641

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 189,352	$ -	$ -	$ 189,352
Equity Funds	83,914	-	-	83,914
Short-Term Investments	33,953	-	-	33,953
Total	$ 307,219	$ -	$ -	$ 307,219

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 63,528	$ -	$ -	$ 63,528
Equity Funds	417,279	-	-	417,279
Short-Term Investments	10,624	-	-	10,624
Total	$ 491,431	$ -	$ -	$ 491,431

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 241,395	$ -	$ -	$ 241,395
Equity Funds	477,844	-	-	477,844
Short-Term Investments	16,620	-	-	16,620
Total	$ 735,859	$ -	$ -	$ 735,859

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in each Portfolio’s 2011 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$ 56,051	$ 16,711
Balanced ETF Portfolio	1,333,525	964,113
Capital Preservation ETF Portfolio	313,941	97,819
Growth ETF Portfolio	332,948	38,373
Moderate Growth ETF Portfolio	268,883	75,600

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisers, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Portfolios have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

Certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Company Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from Portfolios.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

5.

PAYMENTS BY AFFILIATES

As a result of a trade error that occurred in September 2011, the Growth ETF Portfolio experienced a loss of $6,490, all of which was reimbursed by the Advisor.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2012, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	60%
Valmark Advisors, Inc.	40%

Balanced ETF Portfolio

Jefferson National Life Insurance Company	66%

Capital Preservation ETF Portfolio

Jefferson National Life Insurance Company	78%

Growth ETF Portfolio

Jefferson National Life Insurance Company	64%
Pruco Life Insurance Company	28%

Moderate Growth ETF Portfolio

Jefferson National Life Insurance Company	67%
Pruco Life Insurance Company	28%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

7. TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss Carry	October &	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Other Losses	(Depreciation)	Deficits
Aggressive Growth ETF	$ 769	$ -	$ (184)	$ -	$ (5,723)	$ (5,138)
Balanced ETF	1,273	-	(78)	-	(2,064)	(869)
Capital Preservation ETF	1,094	-	(2)	-	1,773)	(681)
Growth ETF	7,830	1	-	-	(8,379)	(548)
Moderate Growth ETF	5,303	-	(111)	-	(13,145)	(7,953)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2011, the following Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Aggressive Growth ETF	$ 184	$ -	$ 184
Balanced ETF	78	-	78
Capital Preservation ETF	2	-	2
Growth ETF	-	-	-
Moderate Growth ETF	111	-	111

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

9. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

TOPSTM ETF Portfolios

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period*	Ending Account Value 6-30-12	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,064.60	$1.03	$1,023.87	$1.01
Balanced ETF Portfolio	0.20%	$1,000.00	$1,049.10	$1.02	$1,023.87	$1.01
Capital Preservation ETF Portfolio	0.20%	$1,000.00	$1,048.40	$1.02	$1,023.87	$1.01
Growth ETF Portfolio	0.20%	$1,000.00	$1,062.20	$1.03	$1,023.87	$1.01
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,062.20	$1.03	$1,023.87	$1.01

TOPSTM ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2012 (Unaudited)

		Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period*	Ending Account Value 6-30-12	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,063.50	$2.31	$1,022.63	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,045.00	$2.29	$1,022.63	$2.26
Capital Preservation ETF Portfolio	0.45%	$1,000.00	$1,048.50	$2.29	$1,022.63	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,061.60	$2.31	$1,022.63	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,061.20	$2.31	$1,022.63	$2.26

* Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios

In connection with a meeting held on February 23, 2011, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc. (“ValMark” or the “Adviser”) and the Trust, on behalf TOPSTM Capital Preservation ETF Portfolio (“Capital Preservation”), TOPSTM Balanced ETF Portfolio (“Balanced”), TOPSTM Moderate Growth ETF Portfolio (“Moderate Growth”), TOPSTM Growth ETF Portfolio (“Growth”), and TOPSTM Aggressive Growth ETF Portfolio (“Aggressive Growth”) (each a “Portfolio” or collectively the “Portfolios”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Portfolios; (b) the Portfolios’ overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Portfolios’ investment strategies.  The Trustees discussed the nature of ValMark’s operations, ValMark's financial resources based on its financial statements, the quality of ValMark’s compliance infrastructure and the experience of its fund management personnel.  The Trustees also discussed with ValMark representatives the current disposition of client litigation and regulatory actions as well as remedial steps taken by ValMark.  The Trustees concluded that ValMark has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios.  However, the Board, including the Independent Trustees, considered prior performance information based on hypothetical returns that would have been achieved by retroactively applying the Adviser's TOPS models to past market conditions.  The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that ValMark intends to charge a 0.30% annual advisory fee based on the average net assets of the Capital Preservation, Balanced, Moderate Growth, Growth and Aggressive Growth Portfolios. The Trustees concluded that the Portfolios’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Portfolios expect to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds selected by ValMark and the level of fees paid by other clients of ValMark.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the proposed advisory fees, shareholders will immediately benefit from anticipated economies of scale.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by ValMark in connection with the operation of the Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. They also noted that ValMark is not expected to realize any other profits related to the Portfolios. The Trustees concluded that because of the relatively low advisory fees and the Portfolios’ expected asset level, the Board was satisfied that ValMark’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12